Derivative Financial Instruments - Summary of Amounts Recorded in Consolidated Balance Sheet (Parenthetical) (Detail) - USD ($) $ in Millions	Mar. 31, 2020	Sep. 30, 2019	Sep. 30, 2018
Interest Rate Swap
Derivatives, Fair Value [Line Items]
Derivative contracts in asset		$ 2	$ 4
Derivative contracts in liability	$ 36	$ 13
Foreign Currency Forward Exchange Contracts
Derivatives, Fair Value [Line Items]
Derivative contracts in asset	8
Derivative contracts in liability	$ 5